Capital and funding - Summary of Analysis of Bonds and Other Loans (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	€ 27,621	€ 24,585
Unilever PLC | Bonds and other loans
Disclosure of detailed information about borrowings [line items]
Borrowings	(2,488)	(2,133)
Other Group Companies
Disclosure of detailed information about borrowings [line items]
Borrowings	(25,133)	(22,452)
Other Group Companies | Other countries
Disclosure of detailed information about borrowings [line items]
Borrowings	0	(6)
Bonds and other loans
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	€ 27,621	€ 24,585